Business Organization, Nature of Operations, Basis of Presentation, and Risks and Uncertainties (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Organization, Nature of Operations, Basis of Presentation, and Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 301,309	$ 459,174	$ 34,085
Accumulated deficit	$ (10,437,897)	$ (9,291,801)	$ (4,124,232)